Ameritas Life Insurance Corp. Logo
                                             5900 "O" Street, Lincoln, NE  68510

December 2, 1996


                                                     Transmitted via EDGAR on
                                                     December 2, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

RE:      Ameritas Variable Life Insurance Company
         Separate Account VA-2 - File No. 33-98848

Dear Sir or Madam:

On behalf of the above-referenced Registrant, we are transmitting via EDGAR pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the following certification in lieu of filing under 497(c):

         We certify that:

         (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of section 497 would not have differed from that contained in the most recent post-effective amendment to the registration statement; and

         (2) the text of the most recent post-effective amendment to the registration statement, Post-Effective Amendment No. 3, has been filed electronically on September 5, 1996.

If there are any comments or questions, please contact the undersigned at (402) 467-7853.

Sincerely,


/s/ Ann D. Diers

Ann D. Diers
Assistant General Counsel

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